LONG TERM NOTES PAYABLE (Tables)	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Schedule Of Long Term Debt [Table Text Block]

Long-term notes payable consists of the following as of December31:

	2011	2010

Bank Note,7.01% interest	$—	$675,743
Wisconsin Department of Commerce, 2% interest	450,000	450,000
	450,000	1,125,743
Less current portion	—	(204,802)
Long-term note payable, net of current portion	$450,000	$920,941

Schedule of Maturities of Long-term Debt [Table Text Block]	As of December31,2011, long-term notes payable matures as follows:
Years ended December31,
2012	$—
2013	—
2014	—
2015	119,957
2016	243,591
Thereafter	86,452
$450,000